Average Annual Total Returns - Invesco Variable Rate Preferred ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 01, 2014	18.01%	6.08%	5.71%	16.23%	4.33%	4.03%	11.32%	4.11%	3.86%	18.26%	6.31%	5.98%	17.64%	5.73%	5.87%